Financial income and expenses	12 Months Ended
Dec. 31, 2021
Financial income and expenses [Abstract]
Financial income and expenses [Text Block]

8Financial income and expenses

Philips Group

Financial income and expenses

in millions of EUR

	2019	2020	2021
Interest income	25	13	18
Interest income from loans and receivables	10	8	7
Interest income from cash and cash equivalents	15	5	11
Dividend income from financial assets	52	3	2
Net gains from disposal of financial assets	2	2	-
Net change in fair value of financial assets at fair value through profit or loss	17	129	95
Other financial income	17	12	33
Financial income	114	158	149
Interest expense	(196)	(173)	(159)
Interest on debt and borrowings	(167)	(154)	(147)
Finance charges under lease contract	(6)	(6)	(5)
Interest expenses - pensions	(22)	(13)	(8)
Provision-related accretion and interest	(23)	(22)	(14)
Net foreign exchange losses	(2)	4	-
Other financial expenses	(12)	(11)	(15)
Financial expense	(233)	(202)	(188)
Financial income and expenses	(119)	(44)	(39)

In 2021, Financial income and expenses decreased by EUR 5 million year-on-year, mainly due to higher other financial income and decreased interest expenses, offset by lower fair value gain. Fair value gains of EUR 95 million are from investments in limited life funds (mainly Gilde Healthcare) and other investments recognized at fair value through profit or loss. Net interest expense in 2021 was EUR 19 million lower than in 2020, mainly due to lower interest expenses on borrowings and provisions, and interest expenses on pensions. The increase in other financial income is mainly due to higher interest income on tax.

In 2020, Financial income and expenses decreased by EUR 75 million year-on-year, mainly due to fair value gains of  EUR 133 million from investments in limited life funds (mainly Gilde Healthcare) and other investments recognized at fair value through profit or loss. The fair value gain from investments in limited life funds is caused by IPO’s by certain of the investments held by the limited life funds. Net interest expense in 2020 was EUR 11 million lower than in 2019, mainly due to lower interest expenses on borrowings and interest expenses on pensions. Dividend income from financial assets decreased by EUR 49 million versus 2019.